EARNINGS (LOSSES) PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
EARNINGS (LOSSES) PER SHARE
Net loss attributable to ordinary shareholders - basic | ¥		¥ (1,821)	¥ (465)	¥ (2,192)
Net loss attributable to ordinary shareholders - diluted | ¥		¥ (1,821)	¥ (465)	¥ (2,192)
Weighted average ordinary shares outstanding - basic | shares		3,111,196,757	3,114,124,244	2,927,398,409
Weighted average ordinary shares outstanding - diluted | shares		3,111,196,757	3,114,124,244	2,927,398,409
Basic earnings (losses) per share | (per share)	$ (0.08)	¥ (0.59)	¥ (0.15)	¥ (0.75)
Diluted earnings (losses) per share | (per share)	$ (0.08)	¥ (0.59)	¥ (0.15)	¥ (0.75)